LIQUIDITY RISK MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	$ 398.0	$ 302.6
Total cash outflows	2,351.3	897.8
Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	124.6	105.5
Borrowings, current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	45.9	51.5
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	113.9	106.9
Borrowings, non-current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	503.1	633.9
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	1,563.1
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.7
1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	358.2	272.3
Total cash outflows	396.0	226.5
1-6 Months | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	124.6	105.5
1-6 Months | Borrowings, current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-6 Months | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	113.9	106.9
1-6 Months | Borrowings, non-current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	14.1
1-6 Months | Lease obligations
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	157.5
1-6 Months | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0
6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	5.2	6.0
Total cash outflows	185.1	65.6
6-12 Months | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
6-12 Months | Borrowings, current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	45.9	51.5
6-12 Months | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
6-12 Months | Borrowings, non-current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	14.1
6-12 Months | Lease obligations
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	139.2
6-12 Months | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0
1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	12.2	9.2
Total cash outflows	265.6	28.2
1-2 Years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years | Borrowings, current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years | Borrowings, non-current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	11.0	28.2
1-2 Years | Lease obligations
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	254.6
1-2 Years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0
2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	22.4	15.1
Total cash outflows	1,504.6	577.5
2-5 Years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
2-5 Years | Borrowings, current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
2-5 Years | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
2-5 Years | Borrowings, non-current
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	492.1	577.5
2-5 Years | Lease obligations
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	1,011.8
2-5 Years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.7
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	318.7	234.5
Cash and cash equivalents | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	318.7	234.5
Cash and cash equivalents | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Cash and cash equivalents | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Cash and cash equivalents | 2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.5	1.3
Trade receivables | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.5	0.7
Trade receivables | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.6
Trade receivables | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Trade receivables | 2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other accounts receivable
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	38.9	36.8
Other accounts receivable | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	36.4	34.3
Other accounts receivable | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	2.5	2.5
Other accounts receivable | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other accounts receivable | 2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	39.9	30.0
Other non-current assets | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	2.6	2.8
Other non-current assets | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	2.7	2.9
Other non-current assets | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	12.2	9.2
Other non-current assets | 2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	$ 22.4	$ 15.1